UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gwen G. Reinke
Title:  General Counsel and Chief Compliance Officer
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gwen G. Reinke    San Francisco, California     February 14, 2011

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          18

Form 13F Information Table Value Total:  $1,304,459



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADVANCED AUTO PARTS, INC.          COM           00751Y106   27504   395000  SH       Sole                  395000
AVID TECHNOLOGY, INC.              COM           05367P100   73765  8647761  SH       Sole                 8647761
CAREER EDUCATION CORPORATION       COM           141665109  127126 15950599  SH       Sole                15950599
CAREFUSION CORPORATION             COM           14170T101   49549  1950000  SH       Sole                 1950000
CBRE GROUP, INC.                   COM           12504L109  367723 24160514  SH       Sole                24160514
COLLECTIVE BRANDS, INC.            COM           19421W100   52217  3633739  SH       Sole                 3633739
ELECTRONICS FOR IMAGING, INC.      COM           286082102   20218  1418810  SH       Sole                 1418810
ERESEARCH TECHNOLOGY, INC.         COM           29481V108   25980  5539377  SH       Sole                 5539377
ITT EDUCATIONAL SERVICES, INC.     COM           45068b109  235840  4145538  SH       Sole                 4145538
JDA SOFTWARE GROUP, INC.           COM           46612K108   58695  1812123  SH       Sole                 1812123
MONEYGRAM INTERNATIONAL, INC.      COM           60935Y208   38152  2149418  SH       Sole                 2149418
NEWELL RUBBERMAID, INC.            COM           651229106   17765  1100000  SH       Sole                 1100000
PRGX GLOBAL, INC.                  COM           69357c503   20473  3440974  SH       Sole                 3440974
SBA COMMUNICATIONS CORPORATION     COM           78388J106   92988  2164516  SH       Sole                 2164516
SEALED AIR CORP.                   COM           81211k100   13768   800000  SH       Sole                  800000
SEI INVESTMENTS COMPANY            COM           784117103   64781  3733747  SH       Sole                 3733747
THOMAS & BETTS CORPORATION         COM           884315102   12285   225000  SH       Sole                  225000
TYLER TECHNOLOGIES, INC.           COM           902252105    5630   186992  SH       Sole                  186992